INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule Of Equity Method And Other Investments [Line Items]
Equity Earnings (Losses) Recorded Before Tax					$ 81		$ 31		$ (319)
Ownership percentage of minority partner in equity method investee					25.00%						43.00%
Ownership percentage of operating partner in equity method investee					50.00%
Equity Method Investment, Realized Gain (Loss) on Disposal			(7)
Equity Method Investment, Other Than Temporary Impairment, Net Of Tax Benefit		(60)	(179)
Proceeds from return of capital					13		152		207
Undistributed Earnings, Equity Method Investments					187		129
Equity Method Investment, Cumulative Foreign Currency Translation Adjustments					270
Industrial Development Bonds at Mississippi Hub					77		77
Aftertax loss on sale of Argentina			(4)	(7)
Proceeds From Sale Of Equity Method Investments	13
Accrued Liabilities, Argentina		250
Business Acquisition Cash Paid Net Of Cash Acquired					121
Equity Method Investment, Other Than Temporary Impairment		(100)	(300)	(10)
Other Equity Method Investments And Other Investments [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					2,848		1,575
Other Equity Method Investments [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					2,755		1,485
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax					38	[1]	24	[1]	36	[1]
Equity Earnings (Losses) Recorded Before Tax					81		31		(319)
Sodigas Pampeana And Sodigas Sur [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax					0	[1]	(11)	[1]	0	[1]
Rockies Express [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					340	[2]	329	[2]
Equity Method Investment, Impairment, Gross Amount					0		0		(400)
Equity Methold Investment, Income Tax Make-Whole Payment Received					0		0		41
Equity Earnings (Losses) Recorded Before Tax					60		47		47
Equity Method Investment Basis Difference					369		382
Ownership percentage in equity method investee					25.00%
R B S Sempra Commodities [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					71		73
Equity Earnings (Losses) Recorded Before Tax					(2)		(3)		0
Auwahi Wind [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					45		53
Equity Earnings (Losses) Recorded Before Tax					4		4		0
Mesquite Solar 1 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					86		67
Equity Earnings (Losses) Recorded Before Tax					14		1		0
Ownership percentage in equity method investee							50.00%
Copper Mountain Solar 2 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					61		67
Equity Earnings (Losses) Recorded Before Tax					3		0		0
Ownership percentage in equity method investee							50.00%
Mehoopany Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					82		85
Equity Earnings (Losses) Recorded Before Tax					(1)		(2)		0
Eletrans [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					(8)	[3]	(3)	[3]
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax					(4)	[1]	(4)	[1]	0	[1]
Ownership percentage in equity method investee							50.00%
Cedar Creek I I Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					82		92
Equity Earnings (Losses) Recorded Before Tax					(3)		(4)		(4)
Fowler Ridge I I Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					46		51
Equity Earnings (Losses) Recorded Before Tax					2		(3)		(3)
Flat Ridge 2 Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					284		292
Equity Earnings (Losses) Recorded Before Tax					(7)		(8)		1
Gasoductos De Chihuahua [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					409	[4]	379	[4]
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax					39	[1]	39	[1]	36	[1]
Equity Method Investment Basis Difference					65		65
Ownership percentage in equity method investee					50.00%
Energia Sierra Juarez Wind Project [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					25	[5]	0
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax					3	[1]	0	[1]	0	[1]
Equity Method Investment Basis Difference					12
Ownership percentage in equity method investee					50.00%
California Solar Partnership [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					125		0
Equity Earnings (Losses) Recorded Before Tax					6		0		0
Ownership percentage in equity method investee					50.00%
Copper Mountain Solar 3 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					56		0
Equity Earnings (Losses) Recorded Before Tax					2		0		0
Ownership percentage in equity method investee					50.00%
Cameron LNG Holdings [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					1,007	[6]	0
Equity Earnings (Losses) Recorded Before Tax					2		0		0
Equity Method Investment Basis Difference					94
Other Equity Investments [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Earnings (Losses) Recorded Before Tax					1		(1)		(1)
Broken Bow 2 Wind [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					44		0
Ownership percentage in equity method investee					50.00%
Other Investments [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments					$ 93	[7]	$ 90	[7]

[1]	As the earnings (losses) from these investments are recorded net of income tax, they are presented below the income tax expense line, so as not to impact our effective income tax rate.
[2]
The carrying value of our equity method investment is $369 million and $382 million lower than the underlying equity in the net assets of the investee at December 31, 2014 and 2013, respectively, due to an impairment charge recorded in 2012.

[3]	Includes losses on forward exchange contracts as we discuss below.
[4]	The carrying value of our equity method investment is $65 million higher than the underlying equity in the net assets of the investee at December 31, 2014 and 2013 due to equity method goodwill.
[5]
The carrying value of our equity method investment is $12 million higher than the underlying equity in the net assets of the investee at December 31, 2014 due to the remeasurement of our retained investment to fair value.

[6]
The carrying value of our equity method investment is $94 million higher than the underlying equity in the net assets of the investee at December 31, 2014 primarily due to guarantees as we discuss below.

[7]	Other includes Sempra Natural Gas' $77 million investment in industrial development bonds at Mississippi Hub at both December 31, 2014 and 2013.